POST-EMPLOYMENT BENEFITS - Actuarial Assumptions, Financial Assumptions (Details)	Dec. 31, 2017	Dec. 31, 2016
Employee Benefits [Abstract]
Actuarial assumption of discount rates	2.30%	2.30%
Actuarial assumption of expected rates of salary increases	3.10%	3.20%
Actuarial assumption of expected rates of inflation	2.90%	2.90%